GROUP STRUCTURE (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	$ 1	$ 8	$ (6)
Share of profit (loss) of joint ventures	145	(10)	111
Total investments in associates and joint ventures	146	(2)	105
CIESA [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	89	6	43
Citelec [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	18	2	3
CTB [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	(21)	(18)	41
Greenwind [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures			24
OCP [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates
Share of profit (loss) of joint ventures	59
OCP [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates		5	(1)
Refinor [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates			(12)
TGS 1 [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	$ 1	$ 3	$ 7